              U.S. SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549

              FORM 24F-2
                ANNUAL NOTICE OF SECURITES SOLD
               PURSUANT TO RULE 24F-2

              READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

        1.  Name and address of issuer:

        iShares Trust
        400 Howard Street
        San Francisco, CA  94105

        2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
            classes):                                                                                                                     [  ]

iShares 10+ Year Credit Bond Fund
iShares 10+ Year Government/Credit Bond Fund
iShares Barclays 1-3 Year Credit Bond Fund
iShares Barclays 1-3 Year Treasury Bond Fund
iShares Barclays 3-7 Year Treasury Bond Fund
iShares Barclays 7-10 Year Treasury Bond Fund
iShares Barclays 10-20 Year Treasury Bond Fund
iShares Barclays 20+ Year Treasury Bond Fund
iShares Barclays Agency Bond Fund
iShares Barclays Aggregate Bond Fund
iShares Barclays Credit Bond Fund
iShares Barclays Government/Credit Bond Fund
iShares Barclays Intermediate Credit Bond Fund
iShares Barclays Intermediate Government/Credit Bond Fund
iShares Barclays MBS Bond Fund
iShares Barclays Short Treasury Bond Fund
iShares Barclays TIPS Bond Fund
iShares iBoxx $ High Yield Corporate Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
iShares JPMorgan USD Emerging Markets Bond Fund
iShares S&P California AMT-Free Municipal Bond Fund
iShares S&P National AMT-Free Municipal Bond Fund
iShares S&P New York AMT-Free Municipal Bond Fund
iShares S&P Short Term National AMT-Free Municipal Bond Fund
iShares S&P/Citigroup International Treasury Bond Fund
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund

        3.  Investment Company Act File Number:  811-09729

            Securities Act File Number:  333-92935

        4(a).  Last day of fiscal year for which this Form is filed: 02/28/11

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        4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
       Instruction A.2)

       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

        4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

        5.           Calculation of registration fee:

               (i)       Aggregate sale price of securities sold
        during the fiscal year pursuant to
        section 24(f):                                                                                                                 $41,538,097,907

                (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year:                                                                                                                $32,246,725,838

                (iii)  Aggregate price of securities redeemed
       or repurchased during any PRIOR fiscal
       year ending no earlier than October 11,
       1995 that were not previously used to
       reduce registration fees payable to
       the Commission:                                                                                                                                                        $0

                (iv)   Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                                                                                                                                        $32,246,725,838

                (v)    Net sales -- if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                                                                                                                                           $9,291,372,069

                (vi)    Redemption credits available for use
        in future years -- if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                                                                                                                                                  $0

                (vii)   Multiplier for determining registration
        fee (See Instruction C.9):                                                                                                                                        x  .00011610

                (viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)] (enter “0” if no fee is due):
                                                                                                                                                              = $1,078,728.30
                                                                                                                                                                                                                                                  ----------
                                                                                                                                                                                                                                                  ----------
        6.  Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

        7.  Interest due -- if this Form is being filed more than 90 days after the
            end of the issuer’s fiscal year (see Instruction D):                                   N/A

        8.  Total of the amount of the registration fee due plus any interest due
            [line 5(viii) plus line 7]:                                                                                                                                         = $1,078,728.30
                   ----------
                   ----------

        9.  Date the registration fee and any interest payment was sent to the
            Commission’s lockbox depository:

May 26, 2011

CIK: 0001100663

      Method of Delivery:

        [X]  Wire Transfer
        [ ]  Mail or other means

           SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*

      /s/ Brian Hall
       Brian Hall
       Assistant Treasurer

       Date:  May 27, 2011

       *Please print the name and title of the signing officer below the signature.